RELATED PARTY TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Shandong Shichuang Software Engineering Company Limited
RELATED PARTY TRANSACTIONS [Line Items]
Balance netting off with related party	¥ 572
Beijing QC Technology Company Limited
RELATED PARTY TRANSACTIONS [Line Items]
Balance netting off with related party	3,000
Service (purchased from) related party	(928)	¥ 950
Jinan QCY Intelligent Technology Co., Ltd
RELATED PARTY TRANSACTIONS [Line Items]
Service (purchased from) related party	¥ (2,551)
URSUS Information Technology (Beijing) Company Limited
RELATED PARTY TRANSACTIONS [Line Items]
Service (purchased from) related party		¥ (873)